UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Luxor Capital Group, LP

Address:   1114 Avenue of the Americas, 29th Floor
           New York, New York 10036


Form 13F File Number: 028-11212


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature,  Place,  and  Date  of  Signing:

/s/ Norris Nissim                  New York, New York                 5/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $    1,668,184
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALLIANCE ONE INTL INC        NOTE 5.500% 7/1 018772AQ6    8,334  8,450,000 PRN      SOLE                 8,450,000      -    -
AMERIGROUP CORP              COM             03073T102   47,108    700,171 SH       SOLE                   700,171      -    -
AMC NETWORKS INC.            CL A            00164V103  233,509  5,232,115 SH       SOLE                 5,232,115      -    -
AUXILIUM PHARMACEUTICALS INC COM             05334D107   24,525  1,320,685 SH       SOLE                 1,320,685      -    -
BP PLC                       SPONSORED ADR   055622104    5,831  1,619,800 SH  CALL SOLE                 1,619,800      -    -
CAPITALSOURCE INC            COM             14055X102   35,671  5,404,715 SH       SOLE                 5,404,715      -    -
CARDERO RES CORP             COM             14140U105    9,219  7,947,244 SH       SOLE                 7,947,244      -    -
COLONY FINL INC              COM             19624R106    2,867    175,000 SH       SOLE                   175,000      -    -
DECKERS OUTDOOR CORP         COM             243537107   36,811    583,835 SH       SOLE                   583,835      -    -
E TRADE FINANCIAL CORP       NOTE 8/3        269246AZ7   28,801 26,854,000 PRN      SOLE                26,854,000      -    -
E TRADE FINANCIAL CORP       COM             269246401    7,674    700,818 SH       SOLE                   700,818      -    -
EXPRESS SCRIPTS INC          COM             302182100  241,725  4,461,512 SH       SOLE                 4,461,512      -    -
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605      572  4,800,000 SH  CALL SOLE                 4,800,000      -    -
GLOBE SPECIALTY METALS       COM             3795N206       883     59,400 SH       SOLE                    59,400      -    -
JOURNAL COMMUNICATIONS INC   CL A            481130102   10,112  1,796,019 SH       SOLE                 1,796,019      -    -
LIBERTY MEDIA CORPORATION    LIB CAP COM A   530322106   66,744    757,162 SH       SOLE                   757,162      -    -
MADISON SQUARE GARDEN INC    CL A            55826P100  156,777  4,584,135 SH       SOLE                 4,584,135      -    -
MATERION CORP                COM             576690101    1,191     41,467 SH       SOLE                    41,467      -    -
MELCO CROWN ENTERTAINMENT    COM             585464100    2,352    172,805 SH       SOLE                   172,805      -    -
MPG OFFICE TR INC            COM             553274101    2,357  1,007,466 SH       SOLE                 1,007,466      -    -
NEWS CORP                    CL B            65248E203   38,135  1,908,666 SH       SOLE                 1,908,666      -    -
NORDION INC                  COM             65563C105   97,560 10,078,480 SH       SOLE                10,078,480      -    -
PVH CORP                     COM             693656100    4,868     54,500 SH       SOLE                    54,500      -    -
SCRIPPS E W CO OHIO          CL A NEW        811054402    7,646    774,635 SH       SOLE                   774,635      -    -
SEARCHMEDIA HOLDINGS LTD     SHS             G8005Y106     2287  1,306,632 SH       SOLE                 1,306,632      -    -
SELECT SECTOR SPDR TR        SBI MATERIALS   81369Y100    3,575     96,694 SH       SOLE                    96,694      -    -
SPDR GOLD TRUST              GOLD SHS        78463V107      516     51,600 SH  CALL SOLE                    51,600      -    -
SPDR S&P 500 ETF TR          TR UNIT         78462F103   21,900    155,626 SH       SOLE                   155,626      -    -
SPDR S&P 500 ETF TR          TR UNIT         78462F103  239,224  1,700,000 SH  CALL SOLE                 1,700,000      -    -
SPROTT PHYSICAL GOLD TRUST   UNIT            85207H104   17,678  1,224,255 SH       SOLE                 1,224,255      -    -
TARGET CORP                  COM             87612E106      846    147,200 SH  CALL SOLE                   147,200      -    -
TERNIUM SA                   SPON ADR        880890108   65,970  2,785,890 SH       SOLE                 2,785,890      -    -
TRIP ADVISOR                 COM             896945201  115,205  3,229,744 SH       SOLE                 3,229,744      -    -
UNIVERSAL HLTH SVCS INC      CL B            913903100    6,254    149,216 SH       SOLE                   149,216      -    -
VERIZON COMMUNICATIONS INC   COM             92343V104    2,310  1,000,000 SH  PUT  SOLE                 1,000,000      -    -
WHOLE FOODS MARKET INC       COM             966837106    7,695  4,500,000 SH  PUT  SOLE                 4,500,000      -    -
WILLIAMS SONOMA INC          COM             969904101  105,459  2,813,741 SH       SOLE                 2,813,741      -    -
XENOPORT INC                 COM             98411C100    7,649  1,699,670 SH       SOLE                 1,699,670      -    -
XEROX CORP                   COM             984121103      344  1,638,700 SH  CALL SOLE                 1,638,700      -    -


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